Capital and financial risk management - Liquidity risk - Maturity profile for non-derivative financial liabilities - Additional information (Details) - Liquidity risk - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Non-derivative financial liabilities
Mandatorily convertible bonds	€ 135
Conversion of principal amount recognised in equity	3,400
Bank facilities capped at 50% of operating company capital expenditures	€ 1,722
Percentage of operating company capital expenditures capped for bank facilities	50.00%
Within one year
Non-derivative financial liabilities
Present value of minimum lease payments under finance lease arrangement	€ 46	€ 46
Within two to five years
Non-derivative financial liabilities
Present value of minimum lease payments under finance lease arrangement	104	94
In more than five years
Non-derivative financial liabilities
Present value of minimum lease payments under finance lease arrangement	€ 152	€ 172